Consolidated statements of financial position - HKD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Property, plant and equipment	$ 4,232,077	$ 2,059,621
Right-of-use assets	2,875,107	1,463,566
Intangible assets	780,000	825,000
Goodwill	738,274	701,547
Non-current Assets	8,625,458	5,049,734
Inventories	491,276	361,985
Trade and other receivables, deposits and prepayments	4,501,853	2,474,813
Amounts due from related companies	335,763	138,171
Bank deposits	561,152,523	247,297,181
Cash and cash equivalents	61,031,110	382,110,455
Current Assets	627,512,525	632,382,605
Total Assets	636,137,983	637,432,339
Liabilities
Lease liabilities	1,674,194	497,078
Non-current Liability	1,674,194	497,078
Trade and other payables and accruals	1,277,690	2,692,523
Amount due to a related company	2,274,399	9,159,071
Lease liabilities	1,297,001	1,116,827
Current Liabilities	4,849,090	12,968,421
Total Liabilities	6,523,284	13,465,499
Capital and Reserves
Share capital	1,560	1,560
Share premium	623,998,440	623,998,440
Reserves	5,614,699	(33,160)
Total Equity	629,614,699	623,966,840
Total Equity and Liabilities	$ 636,137,983	$ 637,432,339